Performance Management - Modern Capital Tactical Income Fund	Jul. 29, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Availability Website Address [Text]	www.moderncap.com
Performance Availability Phone [Text]	800-711-9164
Class A Shares
Prospectus [Line Items]
Performance Narrative [Text Block]

Modern Capital Tactical Income Fund - Class A Shares

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide some indication of the risks of investing in the Fund by showing how the Fund's average annual returns for 1 year, and since inception compared with the S&P 500 High Dividend Index and the S&P 500 Index. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated information on the fund's investment results can be obtained by visiting www.moderncap.com/mutual-funds.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide some indication of the risks of investing in the Fund by showing how the Fund's average annual returns for 1 year, and since inception compared with the S&P 500 High Dividend Index and the S&P 500 Index.
Bar Chart [Heading]	Performance Bar Chart For Calendar Years Ended December 31, 2024
Bar Chart Closing [Text Block]

 The highest and lowest quarterly results during this period were:

Highest Quarter:	12.62%	Quarter ended March 31, 2022
Lowest Quarter:	-4.10%	Quarter ended June 30, 2022

 The Fund’s Class A Shares year-to-date return for the period ended June 30, 2025 was 1.90%.

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	1.90%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	12.62%
Highest Quarterly Return, Date	Mar. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(4.10%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (For the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.moderncap.com/mutual-funds
Class ADV Shares
Prospectus [Line Items]
Performance Narrative [Text Block]

Modern Capital Tactical Income Fund - Class ADV Shares

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide some indication of the risks of investing in the Fund by showing how the Fund's average annual returns for 1 year and since inception compared with the S&P 500 High Dividend Index and the S&P 500 Index. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated information on the fund's investment results can be obtained by visiting https://www.moderncap.com/AM/mutual-funds

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide some indication of the risks of investing in the Fund by showing how the Fund's average annual returns for 1 year and since inception compared with the S&P 500 High Dividend Index and the S&P 500 Index. Both assume that all dividends and distributions have been reinvested in the Fund.
Bar Chart [Heading]	Performance Bar Chart For Calendar Years Ended December 31, 2024
Bar Chart Closing [Text Block]

The highest and lowest quarterly results during this period were:

Highest Quarter:	12.63%	Quarter ended March 31, 2022
Lowest Quarter:	-4.11%	Quarter ended June 30, 2022

 The Fund’s Class ADV Shares year-to-date return for the period ended June 30, 2025, was 1.91%.

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	1.91%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	12.63%
Highest Quarterly Return, Date	Mar. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(4.11%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (For the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

You may request a copy of the Fund’s annual and semi-annual reports, once available, at no charge by calling the Fund at 800-711-9164. Interim information on the Fund’s results can be obtained by visiting www.moderncap.com

Performance Availability Website Address [Text]	https://www.moderncap.com/AM/mutual-funds